AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 2011

File No. 333-160877

File No.: 811-22320

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.          (        )

POST-EFFECTIVE AMENDMENT NO. 9 (X)

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 12 (X)

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue

18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices, Zip Code)

206-505-7877

(Registrant’s Telephone Number, including Area Code)

Mary Beth Rhoden

Russell Exchange Traded Funds Trust

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

206-505-4846

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 relates solely to the Russell Equity ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to Registration Statement 333-160877 to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California on this 18th day of May, 2011.

Russell Exchange Traded Funds Trust

*
Name:	James Polisson
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

* James Polisson	Trustee	May 18, 2011

* Evelyn S. Dilsaver	Trustee	May 18, 2011

* Jane A. Freeman	Trustee	May 18, 2011

* Lee T. Kranefuss	Trustee	May 18, 2011

* Daniel O. Leemon	Trustee	May 18, 2011

* Ernest L. Schmider	Trustee	May 18, 2011

* Mark E. Swanson	Treasurer, Chief Financial Officer and Chief Accounting Officer	May 18, 2011

By*:	/S/ MARY BETH RHODEN
Mary Beth Rhoden

*	Pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase